UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Income Fund Fidelity® California Municipal Income Fund : FCTFX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 22	0.43%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Transportation	20.3
Education	10.8
Health Care	9.5
Electric Utilities	5.8
Others(Individually Less Than 5%)	14.8
100.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 57.8
A - 30.5
BBB - 7.8
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914511.101    91-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class Z : FIJBX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Transportation	20.3
Education	10.8
Health Care	9.5
Electric Utilities	5.8
Others(Individually Less Than 5%)	14.8
100.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 57.8
A - 30.5
BBB - 7.8
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914510.101    3233-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class M : FCMTX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.67%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Transportation	20.3
Education	10.8
Health Care	9.5
Electric Utilities	5.8
Others(Individually Less Than 5%)	14.8
100.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 57.8
A - 30.5
BBB - 7.8
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914508.101    1102-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class I : FCMQX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.52%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Transportation	20.3
Education	10.8
Health Care	9.5
Electric Utilities	5.8
Others(Individually Less Than 5%)	14.8
100.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 57.8
A - 30.5
BBB - 7.8
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914509.101    1103-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class C : FCMKX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Transportation	20.3
Education	10.8
Health Care	9.5
Electric Utilities	5.8
Others(Individually Less Than 5%)	14.8
100.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 57.8
A - 30.5
BBB - 7.8
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914507.101    1101-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class A : FCMAX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,763,081,187
Number of Holdings	737
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Transportation	20.3
Education	10.8
Health Care	9.5
Electric Utilities	5.8
Others(Individually Less Than 5%)	14.8
100.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.6
AA - 57.8
A - 30.5
BBB - 7.8
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914506.101    1099-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Limited Term Tax-Free Bond Fund Fidelity® California Limited Term Tax-Free Bond Fund : FCSTX

This semi-annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 15	0.30%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$599,338,067
Number of Holdings	301
Portfolio Turnover	15%
What did the Fund invest in?
(as of August 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	47.0
Health Care	11.4
Education	10.7
Electric Utilities	6.2
Water & Sewer	6.1
Transportation	5.7
Others(Individually Less Than 5%)	10.1
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.8
AA - 63.0
A - 21.6
BBB - 6.1
Not Rated - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914563.101    1534-TSRS-1025

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Income Fund

Semi-Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Municipal Income Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 100.4%
	Principal Amount (a)	Value ($)
California - 98.3%
Education - 10.8%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,396,407
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,010,236
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,535,031
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,472,596
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,333,796
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,769,584
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (b)	3,155,000	1,872,190
California Edl Facs Auth Rev (Santa Clara Univ, CA Proj.) 5.25% 9/1/2026 (Ambac Assurance Corp Insured)	5,410,000	5,496,756
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	437,501
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	473,449
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	519,107
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	795,666
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	870,581
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	634,014
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	692,620
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	943,587
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,309,263
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	305,000	305,407
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	715,000	730,329
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2027	500,000	520,220
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,214,244
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,027,310
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2036	1,250,000	1,268,136
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	370,000	374,273
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2039	1,750,000	1,759,852
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2036 (c)	1,000,000	1,000,752
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2027	1,000,000	1,043,760
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,597,304
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,021,742
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2033	1,000,000	1,019,235
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2035	1,000,000	1,014,379
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 5% 6/1/2043	3,750,000	3,668,582
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	208,447
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	233,343
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	232,234
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	231,141
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	230,266
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	254,831
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	485,000	492,567
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	348,672
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	248,264
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	412,221
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	150,025
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	960,000	792,997
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	901,746
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,250,010
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,155,442
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,216,304
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,882,659
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,184,332
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,546,280
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,575,123
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	3,955,835
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	7,690,754
California St Univ Rev Series 2020C, 3% 11/1/2035	1,205,000	1,119,109
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,112,742
California St Univ Rev Series 2023A, 5.25% 11/1/2048	2,965,000	3,098,834
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,695,362
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,404,683
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (c)	1,135,000	1,153,107
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (c)	375,000	382,290
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (c)	475,000	465,765
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (c)	8,225,000	7,305,737
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,258,852
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,753,926
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,251,398
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	997,571
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	536,939
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	256,114
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	437,114
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	601,758
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,356,570
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	1,833,921
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,171,884
University CA Revs 3% 5/15/2051	22,435,000	15,724,034
University CA Revs 5% 5/15/2038	7,550,000	8,313,490
University CA Revs Series 2017M, 3% 5/15/2037	975,000	875,966
University CA Revs Series 2024 BW, 5% 5/15/2031	4,000,000	4,581,242
University CA Revs Series 2024 BW, 5% 5/15/2033	5,000,000	5,805,999
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,408,386
University CA Revs Series 2025 BZ, 5% 5/15/2032	15,000,000	17,317,614
		192,541,809
Electric Utilities - 5.8%
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2030	1,395,000	1,540,034
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2031	1,030,000	1,146,310
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	4,680,000	5,208,478
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2030	1,000,000	1,103,967
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2034	2,785,000	3,079,750
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,110,812
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	835,502
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	1,850,000	2,056,611
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,075,946
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,162,316
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,040,711
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2033	1,165,000	1,303,279
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	2,834,458
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	854,457
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,387,663
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	6,310,000	6,855,251
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	4,900,000	5,447,239
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	660,000	707,978
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,111,995
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,341
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,083,993
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,067,615
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,059,900
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,050,273
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,250,000	1,303,516
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,033,081
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,793,436
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,250,000	2,347,397
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,077,670
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,500,000	1,554,098
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	11,129,228
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	195,330
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,500,760
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,554,929
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	15,160,000	15,541,600
Transmission Agency of Northern California Series 2016A, 5% 5/1/2039	1,500,000	1,509,922
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,580,760
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	856,485
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,314,299
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	425,817
		101,942,207
Escrowed/Pre-Refunded - 0.1%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	495,000	529,905
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	500,000	533,476
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (d)	265,000	287,395
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (b)	125,000	105,144
Port Oakland Calif Rev 5% 11/1/2025 (Escrowed to Maturity) (d)	65,000	65,255
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (d)	70,000	72,091
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (d)	105,000	110,853
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (d)	75,000	79,180
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	20,000	21,362
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042	45,000	49,178
		1,853,839
General Obligations - 38.6%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,810,000	2,339,965
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	3,900,000	3,111,060
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (b)	5,000,000	2,895,245
Anaheim City School District/CA Series 2016, 3% 8/1/2046	870,000	633,178
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2034 (g)	1,175,000	1,283,854
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2037 (g)	1,360,000	1,463,299
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2040 (g)	1,575,000	1,636,682
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2043 (g)	2,000,000	2,015,514
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2044 (g)	1,675,000	1,681,103
Brisbane Calif Sch Dist 3% 8/1/2042	1,065,000	830,814
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	570,000	591,103
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	760,000	799,250
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	760,000	808,069
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	910,000	973,636
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	1,025,000	1,096,994
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	1,705,000	1,814,205
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (f)	3,400,000	3,548,793
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (f)	7,090,000	7,597,759
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (f)	14,925,000	16,068,683
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (f)	3,840,000	4,110,717
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (f)	3,825,000	4,108,784
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (f)	6,405,000	6,804,493
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (f)	4,480,000	4,671,140
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (f)	6,580,000	6,798,676
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (f)	10,000,000	10,693,455
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Global Atlantic Fin Co Guaranteed) (f)	15,000,000	15,765,251
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,853,204
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,399,222
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	5,975,294
California St Pub Wks Brd Lse 5% 4/1/2041	3,655,000	3,916,960
California St Pub Wks Brd Lse Series 2016D, 4% 4/1/2033	1,660,000	1,670,666
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	1,823,103
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,530,548
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	3,185,000	2,356,166
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051	3,500,000	2,451,964
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (f)	9,535,000	10,241,261
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (b)	895,000	628,304
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	492,525
City of Fresno Unified School 5% 8/1/2034	100,000	110,353
City of Fresno Unified School 5% 8/1/2035	175,000	190,745
City of Fresno Unified School 5% 8/1/2036	235,000	253,341
City of Fresno Unified School 5% 8/1/2037	150,000	160,674
City of Fresno Unified School 5% 8/1/2038	300,000	318,896
City of Fresno Unified School 5% 8/1/2039	350,000	370,075
City of Fresno Unified School 5% 8/1/2040	400,000	420,709
City of Fresno Unified School 5% 8/1/2041	435,000	454,831
City of Fresno Unified School 5% 8/1/2042	500,000	519,942
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	1,840,991
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	3,721,022
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	480,826
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (b)	2,935,000	2,135,301
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Inc Insured)	1,000,000	736,968
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	5,655,000	4,377,139
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (b)	3,500,000	2,580,033
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	5,500,000	3,504,246
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	4,885,230
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (b)	2,315,000	1,510,661
Glendale CA Uni Sch Dist Series 2016C, 3% 9/1/2039	5,040,000	4,310,101
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (b)	2,845,000	1,886,570
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	3,857,216
Hayward Unified School District 5.25% 8/1/2050 (Assured Guaranty Inc Insured)	11,200,000	11,595,820
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Inc Insured)	1,260,000	897,394
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049	3,000,000	2,127,458
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	695,000	552,149
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	715,000	541,925
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (b)	675,000	486,802
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	100,000	73,253
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046	2,725,000	2,006,316
Lodi Calif Uni Sch Dist Series 2020, 3% 8/1/2043	3,000,000	2,280,026
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	1,015,000	741,116
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	273,141
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Inc Insured) (b)	8,285,000	6,987,663
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Inc Insured) (b)	8,830,000	6,829,657
Long Beach CA Uni Sch Dist Series 2009A, 5.25% 8/1/2033	410,000	411,910
Long Beach CA Uni Sch Dist Series 2009A, 5.75% 8/1/2033	170,000	170,842
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	5,512,963
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (b)	1,000,000	800,426
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,208,274
Los Angeles Cnty CA Pub Wks Series 2025J, 5.5% 12/1/2054 (g)	5,500,000	5,830,879
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,560,613
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,782,009
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	879,897
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,509,874
Marin Cnty CA Ctfs Partn (Marin Cnty CA Proj.) 4% 11/1/2040	6,765,000	6,515,977
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,059,653
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041	1,175,000	934,742
Mendota Calif Uni Sch Dist 3.375% 8/1/2048 (Build America Mutual Assurance Co Insured)	1,300,000	978,412
Merced Calif Un High Sch Dist 0% 8/1/2030 (Assured Guaranty Inc Insured) (b)	1,000,000	871,558
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	728,212
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	2,625,000	2,014,504
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	507,518
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	506,875
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,822,513
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,360,249
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,914,354
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,017,851
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,177,773
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	256,768
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	745,000	816,860
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	650,000	700,908
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	755,000	820,062
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,350,000	1,452,030
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,335,306
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,120,000	1,189,635
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,300,000	1,374,627
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	700,000	767,519
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	775,000	835,698
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	775,000	841,785
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,075,578
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,200,000	1,281,893
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,124,347
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,114,810
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	5,000,000	5,219,719
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,659,154
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,447,399
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	8,648,610
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,452,235
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Inc Insured) (b)	5,000,000	3,998,410
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	5,755,000	4,461,485
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,194,025
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,049,423
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (b)	4,875,000	4,071,386
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2036	1,185,000	1,336,493
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2037	1,000,000	1,114,093
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2038	1,650,000	1,813,558
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2039	1,000,000	1,088,878
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2040	1,000,000	1,079,037
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2041	1,000,000	1,066,521
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2042	1,025,000	1,081,366
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2043	1,100,000	1,151,447
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2044	1,000,000	1,038,180
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2045	1,000,000	1,033,397
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Inc Insured)	2,360,000	2,026,892
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Inc Insured)	2,725,000	2,258,953
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Inc Insured)	3,000,000	2,447,400
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,453,385
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	4,870,000	4,685,496
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037	2,360,000	1,974,484
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (b)	1,000,000	509,195
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (b)	1,000,000	476,632
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (b)	1,000,000	451,178
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (b)	1,000,000	425,084
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (b)	1,100,000	439,547
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (b)	1,150,000	432,775
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (b)	1,000,000	355,735
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (b)	1,000,000	337,226
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (b)	1,025,000	326,144
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,540,000	1,882,098
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (b)	400,000	263,831
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Inc Insured)	8,510,000	5,447,379
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Inc Insured)	10,000,000	6,236,839
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,000,000	2,854,139
Poway CA Unified Sch Dist 0% 8/1/2032 (b)	13,070,000	10,563,750
Poway CA Unified Sch Dist 0% 8/1/2033 (b)	7,215,000	5,576,625
Poway CA Unified Sch Dist 0% 8/1/2035 (b)	10,120,000	7,084,252
Poway CA Unified Sch Dist 0% 8/1/2037 (b)	6,325,000	3,951,284
Poway CA Unified Sch Dist 0% 8/1/2038 (b)	3,200,000	1,872,265
Poway CA Unified Sch Dist 0% 8/1/2041 (b)	12,740,000	6,193,509
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	10,150,000	3,534,999
Rio Hondo Calif Cmnty College Dist 6.85% 8/1/2042 (e)	6,830,000	8,223,195
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Inc Insured)	2,250,000	2,088,160
Sacramento CA City Uni Sch Dis 5% 8/1/2041	1,870,000	1,941,571
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047	2,500,000	2,605,448
Sacramento CA City Uni Sch Dis Series 2019 D, 3% 8/1/2049	275,000	196,604
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,718,868
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	453,387
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	533,031
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	555,437
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,540,261
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,087,532
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	485,806
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,362,305
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	677,845
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Inc Insured)	9,200,000	6,943,694
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) 5% 10/15/2031	650,000	651,623
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2031	1,000,000	1,139,458
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	977,618
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,273,179
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	714,407
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	947,443
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,135,605
San Diego CA Uni Sch Dist 0% 7/1/2030 (b)	1,680,000	1,470,996
San Diego CA Uni Sch Dist 0% 7/1/2037 (b)	1,300,000	829,315
San Diego CA Uni Sch Dist 0% 7/1/2047 (e)	8,700,000	6,508,315
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (b)	4,770,000	1,858,719
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (b)	1,195,000	922,759
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	823,016
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049	1,900,000	1,982,299
San Jacinto CA Uni Sch Dist 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,150,000	3,160,058
San Jacinto CA Uni Sch Dist Series 2014, 5% 8/1/2031 (Assured Guaranty Inc Insured)	650,000	652,031
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (f)	6,315,000	7,002,092
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,467,179
San Marcos Unified School District 0% 8/1/2035 (b)	3,675,000	2,552,426
San Marcos Unified School District 0% 8/1/2037 (b)	2,675,000	1,655,935
San Marcos Unified School District 0% 8/1/2047 (b)	6,315,000	2,160,089
San Marcos Unified School District Series A, 5% 8/1/2043	1,350,000	1,434,208
San Marcos Unified School District Series A, 5% 8/1/2044	780,000	821,321
San Marcos Unified School District Series A, 5% 8/1/2045	885,000	925,487
San Marcos Unified School District Series A, 5.25% 8/1/2050	4,910,000	5,138,493
San Marcos Unified School District Series A, 5.25% 8/1/2055	3,500,000	3,652,649
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,045,794
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	802,377
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,069,985
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	13,660,000	10,098,128
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,810,000	2,045,790
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,468,286
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,063,825
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,246,900
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,047,314
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	880,215
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	250,107
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	540,000	479,702
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,621,583
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,425,000	2,919,810
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2044	265,000	198,045
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,413,596
Santa Monica Calif Pub Fing Auth Lease Rev (Santa Monica Calif Proj.) Series 2017, 4% 7/1/2039	790,000	779,076
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 3.125% 7/1/2042	210,000	169,113
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	437,236
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	475,464
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2038	450,000	447,085
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2039	550,000	542,395
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	261,810
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	365,115
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	264,944
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	259,078
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	325,602
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	412,305
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,270,224
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (b)	4,140,000	2,397,263
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (f)	7,000,000	7,416,232
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	863,473
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,505,505
State of California Gen. Oblig. 3% 10/1/2035	1,895,000	1,785,557
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,014
State of California Gen. Oblig. 5% 3/1/2033	7,000,000	8,044,378
State of California Gen. Oblig. 5% 3/1/2037	10,935,000	12,239,450
State of California Gen. Oblig. 5% 3/1/2038	10,000,000	11,122,513
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,697,402
State of California Gen. Oblig. 5% 8/1/2037	4,685,000	5,191,433
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,157
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,016
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,010
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,011
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,052
State of California Gen. Oblig. 5.625% 5/1/2026	30,000	30,071
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,203
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	18,569,830
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	1,900,000	1,462,664
Stockton CA Unified School Dis Series 2024, 5% 8/1/2031	1,000,000	1,148,299
Stockton CA Unified School Dis Series 2024, 5% 8/1/2032	1,000,000	1,161,288
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033	1,000,000	1,170,811
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034	1,245,000	1,466,880
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,145,700
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,500,000	1,697,282
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	2,835,000	3,158,450
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	2,125,000	2,341,032
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,120,000	1,217,263
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,245,000	1,333,503
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,585,849
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,571,262
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,039,076
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,290,960
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	1,897,811
Ventura CA Usd Series B, 5% 8/1/2039	240,000	260,173
Ventura CA Usd Series B, 5% 8/1/2040	200,000	214,945
Ventura CA Usd Series B, 5% 8/1/2041	220,000	234,193
Ventura CA Usd Series B, 5% 8/1/2042	300,000	316,319
Ventura CA Usd Series B, 5% 8/1/2043	465,000	486,846
Ventura CA Usd Series B, 5% 8/1/2044	620,000	646,024
Ventura CA Usd Series B, 5% 8/1/2045	795,000	825,240
Ventura CA Usd Series B, 5% 8/1/2046	1,000,000	1,032,893
Walnut Vly CA Usd Ban 0% 8/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	2,875,000	2,505,729
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,900,000	2,429,017
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	1,315,000	1,056,147
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	4,929,773
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Inc Insured)	2,400,000	2,252,020
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,711,632
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,732,914
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,000,000	803,153
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	1,675,000	1,268,558
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,559,390
West Contra Costa Unified School District Series 2025A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	845,000	946,587
West Contra Costa Unified School District Series 2025A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	665,000	736,933
West Contra Costa Unified School District Series 2025A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	800,000	874,313
West Contra Costa Unified School District Series 2025A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	1,600,000	1,731,916
West Contra Costa Unified School District Series 2025A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,625,000	1,732,534
West Contra Costa Unified School District Series 2025A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	3,655,000	3,856,180
West Contra Costa Unified School District Series 2025A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,265,000	1,324,566
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	445,000	357,215
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (b)	1,000,000	628,513
Wiseburn School District 3% 8/1/2037	315,000	279,519
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (b)	825,000	557,726
		679,649,581
Health Care - 9.5%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (f)	15,265,000	17,201,107
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	2,000,000	2,014,784
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	11,778,195
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	5,074,612
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	700,000	554,779
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (f)	10,560,000	11,866,662
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,463,081
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2027	500,000	530,108
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Guaranteed)	2,150,000	2,186,859
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Guaranteed)	1,000,000	1,012,223
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Guaranteed)	895,000	924,612
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Guaranteed)	1,000,000	1,029,077
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	590,789
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,021,424
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,426,273
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,016,148
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,414,164
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,513,984
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,507,386
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2028	1,250,000	1,286,672
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,335,697
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	768,368
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	817,139
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,410,991
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Guaranteed)	230,000	242,319
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Guaranteed)	245,000	257,286
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Guaranteed)	225,000	235,783
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Guaranteed)	750,000	777,770
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Guaranteed)	1,435,000	1,470,046
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,151,621
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2049	2,500,000	2,305,335
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,103,047
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	531,514
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	449,658
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	776,479
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	601,636
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	810,000	851,901
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	524,561
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	678,715
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	540,714
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,384,383
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,226,909
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,429,565
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Guaranteed)	825,000	877,248
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Guaranteed)	1,000,000	1,032,711
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Guaranteed)	2,100,000	2,131,272
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	418,132
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	407,109
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	368,584
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	80,308	0
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	180,540	0
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2017, 5% (h)(i)	32,326	0
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	8,792,786
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	6,905,842
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,470,824
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,081,861
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,288,394
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,701,887
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,068,205
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	257,150
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	709,104
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	740,211
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	775,959
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	809,626
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	847,030
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	885,149
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	923,471
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	960,118
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	516,369
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	668,691
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	511,909
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,266,289
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	9,000,000	9,041,619
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2026	1,125,000	1,149,868
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	998,310
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	983,080
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,393,453
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,404,636
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,451,284
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,929,489
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,297,065
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,552,763
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,370,798
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,012,799
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2029	1,120,000	1,172,523
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,045,951
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	909,748
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	920,547
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	761,155
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2033	260,000	261,468
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2035	300,000	294,321
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2030	300,000	324,677
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2031	325,000	348,388
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2048	1,000,000	1,035,260
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2053	1,000,000	1,019,570
		167,379,079
Housing - 2.0%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	6,020,713	6,102,899
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,176,815	6,768,016
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,880,490	1,765,165
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,838,293	7,865,933
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,793,946	4,790,474
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,285,111	7,822,240
		35,114,727
Lease Revenue - 1.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	7,668,822
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	10,992,441
		18,661,263
Other - 2.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	7,100,339
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (f)	17,750,000	16,450,081
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,056,216
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,190,362
		35,796,998
Resource Recovery - 0.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(f)	7,000,000	7,181,040
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(f)	1,140,000	1,080,558
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,255,000	1,271,978
		9,533,576
Special Tax - 3.4%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2027	1,875,000	1,908,436
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2028	1,500,000	1,525,148
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,031,291
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,744,786
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,531,611
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,500,978
Hesperia Calif Cmnty Redev Agy Tax Allocation Series 2018 A, 3.375% 9/1/2037 (Assured Guaranty Inc Insured)	1,475,000	1,393,435
Irvine Calif Impt Bd Act 1915 (Irvine Reassessment Dist 12-1 Proj.) 5% 9/2/2025	500,000	500,000
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	406,307
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	252,181
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	250,232
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	344,436
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	482,475
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	971,973
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,178,292
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,557,861
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Inc Insured)	1,275,000	1,289,370
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,889,171
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,495,000	1,496,907
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	1,260,000	1,261,414
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,795,000	1,796,804
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2033	2,740,000	2,742,463
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2034	1,225,000	1,226,012
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2035	1,580,000	1,581,156
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2036	3,395,000	3,397,143
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	733,840
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,156,573
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,304,222
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,491,807
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,278,840
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,271,289
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	2,000,000	1,525,032
Upland Community Redevelopment Agency Successor Agency Series 2016, 2.75% 9/1/2036 (Assured Guaranty Municipal Corp Insured)	360,000	311,828
		59,333,313
Synthetics - 0.1%
California Stwide Cmnty Mf Rev Participating VRDN 4.45% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (d)(f)(j)	1,400,000	1,400,000
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	413,324
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	441,237
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	532,886
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	315,154
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	313,571
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	260,101
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	259,227
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (b)	50,000,000	4,639,955
		7,175,455
Transportation - 19.8%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Inc Insured) (b)	7,250,000	2,145,962
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Inc Insured) (b)	20,000,000	4,746,094
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	4,862,819
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,193,242
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,034,242
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (d)	4,750,000	5,017,302
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (d)	7,000,000	7,316,691
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (d)	3,200,000	3,303,772
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Inc Insured) (b)	9,000,000	7,098,515
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (d)	1,000,000	905,403
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (d)	1,000,000	914,678
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (d)	2,060,000	2,197,634
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (d)	2,160,000	2,281,717
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,046,337
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (d)	1,385,000	1,433,049
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (d)	2,500,000	2,565,625
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (d)	2,625,000	2,671,058
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (d)	2,760,000	2,784,032
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (d)	1,760,000	1,803,988
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (d)	1,350,000	1,380,813
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (d)	1,650,000	1,684,686
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (d)	2,500,000	2,547,247
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (d)	3,000,000	3,050,137
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (d)	2,755,000	2,793,884
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	8,840,000	9,681,967
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	7,000,000	7,666,716
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	4,735,000	5,001,211
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (d)	3,600,000	3,621,260
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (d)	3,750,000	3,751,929
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (d)	10,000,000	9,920,438
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (d)	7,350,000	7,674,367
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (d)	2,000,000	1,969,140
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (d)	4,950,000	4,875,273
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (d)	5,000,000	4,235,918
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (d)	2,480,000	2,645,911
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (d)	950,000	986,692
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (d)	13,685,000	13,566,781
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (d)	700,000	721,941
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Inc Insured)	4,315,000	4,386,194
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (d)	1,120,000	1,113,047
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Inc Insured) (d)	775,000	753,899
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Inc Insured) (d)	1,700,000	1,640,118
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (d)	800,000	761,830
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Inc Insured) (d)	555,000	525,114
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Inc Insured) (d)	685,000	639,428
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	5,478,519
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (d)	2,110,000	2,199,616
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (d)	1,590,000	1,648,840
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (d)	4,000,000	4,113,851
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (d)	5,000,000	5,121,917
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (d)	7,500,000	7,652,322
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2034 (d)	1,375,000	1,490,675
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2035 (d)	450,000	485,608
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2036 (d)	1,250,000	1,333,016
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2037 (d)	1,000,000	1,055,912
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2038 (d)	1,750,000	1,827,405
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2034 (Assured Guaranty Inc Insured) (d)	2,140,000	2,315,039
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2035 (Assured Guaranty Inc Insured) (d)	1,245,000	1,337,236
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2036 (Assured Guaranty Inc Insured) (d)	855,000	907,530
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,051,813
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2038 (Assured Guaranty Inc Insured) (d)	2,600,000	2,704,487
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2039 (Assured Guaranty Inc Insured) (d)	2,730,000	2,816,265
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2040 (Assured Guaranty Inc Insured) (d)	2,865,000	2,936,787
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,088,286
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,800,076
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,427,593
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,546,843
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,035,659
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,044,122
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,052,895
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (d)	820,000	868,994
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (d)	5,050,000	4,980,428
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (d)	2,000,000	2,153,169
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2040 (d)	1,800,000	1,916,743
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2041 (d)	1,200,000	1,264,554
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2042 (d)	1,200,000	1,252,373
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (d)	1,050,000	1,088,449
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2044 (d)	1,000,000	1,030,802
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2027 (d)	500,000	518,217
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (d)	1,250,000	1,284,892
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (d)	1,300,000	1,331,644
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (d)	1,330,000	1,357,684
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (d)	1,000,000	1,018,390
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (d)	1,500,000	1,519,554
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (d)	750,000	757,839
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2047 (d)	5,250,000	5,182,387
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (d)	6,005,000	5,905,641
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	335,018
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2041 (d)	9,695,000	9,696,602
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (d)	13,000,000	12,759,756
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (d)	3,205,000	3,204,787
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (d)	1,000,000	997,844
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (d)	10,000,000	10,267,233
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (d)	5,595,000	5,708,717
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	12,645,000	12,386,336
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (d)	7,000,000	6,831,830
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (d)	735,000	756,668
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (d)	1,100,000	1,126,758
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (d)	850,000	867,653
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (d)	1,095,000	1,114,597
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (d)	1,250,000	1,269,793
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (d)	3,475,000	3,523,221
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (d)	2,250,000	2,275,905
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (d)	2,250,000	2,271,066
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (d)	10,235,000	10,241,709
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	207,295
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	258,765
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	242,134
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	257,047
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	513,049
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2037	3,000,000	3,052,473
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (d)	2,000,000	2,003,828
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2027 (d)	750,000	771,748
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (d)	1,275,000	1,378,898
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (d)	1,600,000	1,738,151
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (d)	2,000,000	2,142,317
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (d)	1,500,000	1,591,644
		348,615,015
Water & Sewer - 4.2%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	277,620
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	283,558
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	945,946
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,142,666
Glendale CA Wtr Rev Series 2020, 2% 2/1/2037	420,000	322,262
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030 (g)	25,000,000	26,949,119
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2030	1,380,000	1,524,792
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2031	1,465,000	1,632,096
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2030	2,400,000	2,651,813
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2036	1,015,000	1,084,151
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2029	2,190,000	2,380,907
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	4,470,000	4,939,001
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2034	1,955,000	2,176,332
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2032	635,000	709,102
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	279,761
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2035	2,030,000	2,242,120
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	408,425
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,190,055
San Francisco CA Pub Util Comm Wtr Rev Series 2025 SUB E, 5.25% 11/1/2055	15,000,000	15,605,234
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037	2,000,000	1,982,708
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035	1,000,000	1,043,897
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036	1,585,000	1,646,076
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,000,000	1,237,632
		73,655,273
TOTAL CALIFORNIA		1,732,652,135
Guam - 0.8%
Special Tax - 0.7%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	2,910,000	3,157,321
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2035	2,600,000	2,802,726
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2036	2,500,000	2,660,138
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2038	2,630,000	2,788,972
		11,409,157
Water & Sewer - 0.1%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2044	1,000,000	1,036,970
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2045	1,000,000	1,032,882
		2,069,852
TOTAL GUAM		13,479,009
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	4,980,183	3,481,571
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	595,000	615,220
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,933,485
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,649,994
		10,680,270
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,690,000	3,786,047
TOTAL PUERTO RICO		14,466,317
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2028	1,000,000	1,062,176
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2029	1,000,000	1,080,065
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	315,000	347,384
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	870,000	957,434
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	755,000	783,382
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2041	1,225,000	1,260,558
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	435,000	442,538
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2043	1,300,000	1,315,512
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2044	1,250,000	1,258,663
		8,507,712
TOTAL VIRGIN ISLANDS		8,507,712
TOTAL MUNICIPAL SECURITIES (Cost $1,798,863,373)		1,769,105,173

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $20,105,924)	3.21	20,101,904	20,105,924

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,818,969,297)	1,789,211,097
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(26,129,910)
NET ASSETS - 100.0%	1,763,081,187

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,093,698 or 0.8% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,123,999	342,205,278	327,223,353	361,311	-	-	20,105,924	20,101,904	0.7%
Total	5,123,999	342,205,278	327,223,353	361,311	-	-	20,105,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	192,541,809	-	192,541,809	-
Electric Utilities	101,942,207	-	101,942,207	-
Escrowed/Pre-Refunded	1,853,839	-	1,853,839	-
General Obligations	690,329,851	-	690,329,851	-
Health Care	167,379,079	-	167,379,079	-
Housing	35,114,727	-	35,114,727	-
Lease Revenue	18,661,263	-	18,661,263	-
Other	35,796,998	-	35,796,998	-
Resource Recovery	9,533,576	-	9,533,576	-
Special Tax	70,742,470	-	70,742,470	-
Synthetics	1,400,000	-	1,400,000	-
Tobacco Bonds	7,175,455	-	7,175,455	-
Transportation	357,122,727	-	357,122,727	-
Water & Sewer	79,511,172	-	79,511,172	-

Money Market Funds	20,105,924	20,105,924	-	-
Total Investments in Securities:	1,789,211,097	20,105,924	1,769,105,173	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,798,863,373)	$1,769,105,173
Fidelity Central Funds (cost $20,105,924)	20,105,924

Total Investment in Securities (cost $1,818,969,297)		$1,789,211,097
Receivable for fund shares sold		998,220
Interest receivable		18,112,967
Distributions receivable from Fidelity Central Funds		57,421
Prepaid expenses		2,127
Other receivables		13
Total assets		1,808,381,845
Liabilities
Payable to custodian bank	$44,497
Payable for investments purchased on a delayed delivery basis	40,962,798
Payable for fund shares redeemed	1,440,824
Distributions payable	2,179,288
Accrued management fee	621,741
Distribution and service plan fees payable	13,772
Other payables and accrued expenses	37,738
Total liabilities		45,300,658
Net Assets		$1,763,081,187
Net Assets consist of:
Paid in capital		$1,829,544,914
Total accumulated earnings (loss)		(66,463,727)
Net Assets		$1,763,081,187

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($39,046,892 ÷ 3,259,497 shares)(a)		$11.98
Maximum offering price per share (100/96.00 of $11.98)		$12.48
Class M :
Net Asset Value and redemption price per share ($2,658,454 ÷ 221,344 shares)(a)		$12.01
Maximum offering price per share (100/96.00 of $12.01)		$12.51
Class C :
Net Asset Value and offering price per share ($5,991,914 ÷ 501,059 shares)(a)		$11.96
California Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,550,850,492 ÷ 129,647,728 shares)		$11.96
Class I :
Net Asset Value, offering price and redemption price per share ($56,572,304 ÷ 4,719,099 shares)		$11.99
Class Z :
Net Asset Value, offering price and redemption price per share ($107,961,131 ÷ 9,007,207 shares)		$11.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$30,555,550
Income from Fidelity Central Funds		361,311
Total income		30,916,861
Expenses
Management fee	$3,620,950
Distribution and service plan fees	87,105
Custodian fees and expenses	11,033
Independent trustees' fees and expenses	1,951
Registration fees	75,451
Audit fees	31,586
Legal	4,611
Miscellaneous	3,754
Total expenses before reductions	3,836,441
Expense reductions	(124)
Total expenses after reductions		3,836,317
Net Investment income (loss)		27,080,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,596,522)
Total net realized gain (loss)		(3,596,522)
Change in net unrealized appreciation (depreciation) on investment securities		(37,271,072)
Net gain (loss)		(40,867,594)
Net increase (decrease) in net assets resulting from operations		$(13,787,050)
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,080,544	$46,831,584
Net realized gain (loss)	(3,596,522)	(2,303,554)
Change in net unrealized appreciation (depreciation)	(37,271,072)	11,626,706
Net increase (decrease) in net assets resulting from operations	(13,787,050)	56,154,736
Distributions to shareholders	(25,996,218)	(45,267,465)

Share transactions - net increase (decrease)	166,886,952	(19,299,388)
Total increase (decrease) in net assets	127,103,684	(8,412,117)

Net Assets
Beginning of period	1,635,977,503	1,644,389,620
End of period	$1,763,081,187	$1,635,977,503

Financial Highlights
Fidelity Advisor® California Municipal Income Fund Class A

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.20	$11.90	$12.85	$13.28	$13.63
Income from Investment Operations
Net investment income (loss) B,C	.170	.317	.302	.267	.245	.281
Net realized and unrealized gain (loss)	(.318)	.078	.291	(.952)	(.370)	(.305)
Total from investment operations	(.148)	.395	.593	(.685)	(.125)	(.024)
Distributions from net investment income	(.162)	(.304)	(.293)	(.265)	(.245)	(.281)
Distributions from net realized gain	-	(.001)	-	-	(.060)	(.045)
Total distributions	(.162)	(.305)	(.293)	(.265)	(.305)	(.326)
Net asset value, end of period	$11.98	$12.29	$12.20	$11.90	$12.85	$13.28
Total Return D,E,F	(1.19) %	3.28%	5.06%	(5.32)%	(1.00)%	(.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76% I	.76%	.78%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.76 % I	.76%	.78%	.79%	.78%	.79%
Expenses net of all reductions, if any	.76% I	.76%	.78%	.79%	.78%	.78%
Net investment income (loss)	2.82% I	2.60%	2.53%	2.23%	1.84%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$39,047	$42,788	$41,198	$49,498	$59,032	$60,246
Portfolio turnover rate J	25 % I	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class M

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$12.23	$11.93	$12.88	$13.31	$13.66
Income from Investment Operations
Net investment income (loss) B,C	.176	.329	.314	.280	.258	.290
Net realized and unrealized gain (loss)	(.318)	.078	.291	(.953)	(.370)	(.304)
Total from investment operations	(.142)	.407	.605	(.673)	(.112)	(.014)
Distributions from net investment income	(.168)	(.316)	(.305)	(.277)	(.258)	(.291)
Distributions from net realized gain	-	(.001)	-	-	(.060)	(.045)
Total distributions	(.168)	(.317)	(.305)	(.277)	(.318)	(.336)
Net asset value, end of period	$12.01	$12.32	$12.23	$11.93	$12.88	$13.31
Total Return D,E,F	(1.14) %	3.38%	5.15%	(5.21)%	(.91)%	(.08)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I	.67%	.69%	.69%	.70%	.72%
Expenses net of fee waivers, if any	.67 % I	.67%	.69%	.69%	.70%	.72%
Expenses net of all reductions, if any	.67% I	.67%	.69%	.69%	.70%	.72%
Net investment income (loss)	2.91% I	2.69%	2.61%	2.32%	1.92%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,658	$2,964	$3,272	$3,571	$5,087	$5,326
Portfolio turnover rate J	25 % I	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class C

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$12.18	$11.88	$12.83	$13.26	$13.61
Income from Investment Operations
Net investment income (loss) B,C	.127	.228	.215	.179	.146	.181
Net realized and unrealized gain (loss)	(.318)	.078	.291	(.953)	(.370)	(.305)
Total from investment operations	(.191)	.306	.506	(.774)	(.224)	(.124)
Distributions from net investment income	(.119)	(.215)	(.206)	(.176)	(.146)	(.181)
Distributions from net realized gain	-	(.001)	-	-	(.060)	(.045)
Total distributions	(.119)	(.216)	(.206)	(.176)	(.206)	(.226)
Net asset value, end of period	$11.96	$12.27	$12.18	$11.88	$12.83	$13.26
Total Return D,E,F	(1.55) %	2.54%	4.31%	(6.03)%	(1.74)%	(.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48% I	1.49%	1.51%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.48 % I	1.49%	1.50%	1.52%	1.53%	1.54%
Expenses net of all reductions, if any	1.48% I	1.49%	1.50%	1.52%	1.53%	1.54%
Net investment income (loss)	2.10% I	1.87%	1.80%	1.49%	1.09%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$5,992	$8,080	$8,745	$9,991	$13,692	$20,586
Portfolio turnover rate J	25 % I	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® California Municipal Income Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$12.19	$11.88	$12.83	$13.26	$13.61
Income from Investment Operations
Net investment income (loss) B,C	.189	.357	.341	.307	.290	.325
Net realized and unrealized gain (loss)	(.317)	.068	.301	(.953)	(.370)	(.305)
Total from investment operations	(.128)	.425	.642	(.646)	(.080)	.020
Distributions from net investment income	(.182)	(.344)	(.332)	(.304)	(.290)	(.325)
Distributions from net realized gain	-	(.001)	-	-	(.060)	(.045)
Total distributions	(.182)	(.345)	(.332)	(.304)	(.350)	(.370)
Net asset value, end of period	$11.96	$12.27	$12.19	$11.88	$12.83	$13.26
Total Return D,E	(1.03) %	3.54%	5.50%	(5.02)%	(.67)%	.18%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.43%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.43 % H	.43%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.43% H	.43%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.15% H	2.93%	2.85%	2.56%	2.17%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,550,850	$1,422,622	$1,473,001	$1,684,834	$1,946,948	$2,047,035
Portfolio turnover rate I	25 % H	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class I

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.21	$11.91	$12.86	$13.29	$13.64
Income from Investment Operations
Net investment income (loss) B,C	.184	.346	.330	.297	.278	.313
Net realized and unrealized gain (loss)	(.317)	.078	.292	(.953)	(.370)	(.304)
Total from investment operations	(.133)	.424	.622	(.656)	(.092)	.009
Distributions from net investment income	(.177)	(.333)	(.322)	(.294)	(.278)	(.314)
Distributions from net realized gain	-	(.001)	-	-	(.060)	(.045)
Total distributions	(.177)	(.334)	(.322)	(.294)	(.338)	(.359)
Net asset value, end of period	$11.99	$12.30	$12.21	$11.91	$12.86	$13.29
Total Return D,E	(1.07) %	3.52%	5.31%	(5.08)%	(.75)%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.52% H	.53%	.55%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.52 % H	.53%	.54%	.54%	.54%	.54%
Expenses net of all reductions, if any	.52% H	.53%	.54%	.54%	.54%	.54%
Net investment income (loss)	3.06% H	2.83%	2.76%	2.47%	2.08%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$56,572	$51,825	$47,272	$44,850	$52,424	$67,213
Portfolio turnover rate I	25 % H	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class Z

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.21	$11.91	$12.86	$13.29	$13.64
Income from Investment Operations
Net investment income (loss) B,C	.192	.362	.345	.311	.294	.329
Net realized and unrealized gain (loss)	(.318)	.077	.291	(.953)	(.370)	(.305)
Total from investment operations	(.126)	.439	.636	(.642)	(.076)	.024
Distributions from net investment income	(.184)	(.348)	(.336)	(.308)	(.294)	(.329)
Distributions from net realized gain	-	(.001)	-	-	(.060)	(.045)
Total distributions	(.184)	(.349)	(.336)	(.308)	(.354)	(.374)
Net asset value, end of period	$11.99	$12.30	$12.21	$11.91	$12.86	$13.29
Total Return D,E	(1.01) %	3.66%	5.44%	(4.97)%	(.64)%	.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.43%	.43%	.42%	.43%
Expenses net of fee waivers, if any	.40 % H	.40%	.42%	.43%	.42%	.43%
Expenses net of all reductions, if any	.40% H	.40%	.42%	.43%	.42%	.43%
Net investment income (loss)	3.18% H	2.96%	2.88%	2.59%	2.20%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$107,961	$107,699	$70,902	$59,963	$59,571	$52,667
Portfolio turnover rate I	25 % H	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,337,043
Gross unrealized depreciation	(53,085,366)
Net unrealized appreciation (depreciation)	$(24,748,323)
Tax cost	$1,813,959,420

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,592,373)
Long-term	(31,962,849)
Total capital loss carryforward	$(36,555,222)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	410,810,136	211,799,624
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.51
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	50,172	4,499
Class M	- %	.25%	3,482	-
Class C	.75%	.25%	33,451	7,627
			87,105	12,126

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	234
Class M	9
Class C A	74
317

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Income Fund	-	37,412,429	(498,195)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity California Municipal Income Fund	1,291
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $124.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Fidelity California Municipal Income Fund
Distributions to shareholders
Class A	$545,175	$1,086,500
Class M	39,074	80,065
Class C	66,273	150,594
California Municipal Income	22,971,930	40,224,588
Class I	792,762	1,313,894
Class Z	1,581,004	2,411,824
Total	$25,996,218	$45,267,465
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Fidelity California Municipal Income Fund
Class A
Shares sold	183,294	1,047,700	$2,183,750	$12,717,633
Reinvestment of distributions	41,709	79,389	498,487	969,298
Shares redeemed	(447,362)	(1,021,201)	(5,339,309)	(12,463,116)
Net increase (decrease)	(222,359)	105,888	$(2,657,072)	$1,223,815
Class M
Shares sold	2,044	16,264	$24,660	$198,447
Reinvestment of distributions	2,825	5,800	33,854	70,962
Shares redeemed	(24,059)	(48,982)	(288,645)	(596,078)
Net increase (decrease)	(19,190)	(26,918)	$(230,131)	$(326,669)
Class C
Shares sold	42,874	172,704	$512,256	$2,114,117
Reinvestment of distributions	5,055	11,392	60,324	138,856
Shares redeemed	(205,550)	(243,267)	(2,448,237)	(2,967,676)
Net increase (decrease)	(157,621)	(59,171)	$(1,875,657)	$(714,703)
California Municipal Income
Shares sold	27,348,736	17,239,691	$324,918,668	$210,471,258
Reinvestment of distributions	971,930	1,899,005	11,599,864	23,145,247
Shares redeemed	(14,606,126)	(24,084,882)	(173,888,569)	(293,539,828)
Net increase (decrease)	13,714,540	(4,946,186)	$162,629,963	$(59,923,323)
Class I
Shares sold	1,245,469	1,428,797	$14,902,411	$17,458,323
Reinvestment of distributions	51,831	79,063	619,945	966,156
Shares redeemed	(792,390)	(1,164,587)	(9,447,361)	(14,177,754)
Net increase (decrease)	504,910	343,273	$6,074,995	$4,246,725
Class Z
Shares sold	1,313,077	3,913,488	$15,666,968	$47,926,430
Reinvestment of distributions	122,233	182,156	1,462,159	2,225,883
Shares redeemed	(1,187,174)	(1,143,403)	(14,184,273)	(13,957,546)
Net increase (decrease)	248,136	2,952,241	$2,944,854	$36,194,767
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.777802.123
CFL-SANN-1025
Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Limited Term Tax-Free Bond Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.2%
	Principal Amount (a)	Value ($)
California - 95.7%
Education - 10.7%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	774,968
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2026	3,000,000	3,040,938
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,099,870
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2026 (Build America Mutual Assurance Co Insured)	450,000	456,999
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	488,757
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	396,972
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	430,694
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	545,126
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (b)	400,000	374,003
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2026	475,000	482,625
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	496,064
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	401,021
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	1,210,000	1,211,615
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	362,611
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (c)	250,000	250,285
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	403,033
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	275,000	275,251
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	306,142
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2026	650,000	659,443
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,339,899
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,136,178
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,275,853
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	5,525,000	5,448,852
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (d)	6,000,000	6,012,295
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2026	1,090,000	1,099,417
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,968,238
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2026	210,000	211,254
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	234,796
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	239,037
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	408,352
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,239,857
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,602,499
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,537,232
University CA Revs Series 2024 BW, 5% 5/15/2033	10,785,000	12,523,539
University CA Revs Series 2025 BZ, 5% 5/15/2032	3,000,000	3,463,523
		64,197,238
Electric Utilities - 6.2%
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	606,305
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	770,000	820,763
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	543,205
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	2,335,000	2,598,675
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	217,501
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	285,000	317,887
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	521,768
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2031	1,910,000	2,125,682
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	266,482
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	1,190,000	1,324,378
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	725,000	787,648
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	125,000	137,238
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2030	1,000,000	1,103,967
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2031	1,500,000	1,669,384
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2030	4,000,000	4,415,869
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,283,689
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (d)	6,000,000	6,675,906
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,385,019
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	697,921
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (d)	5,000,000	5,318,340
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2026	1,000,000	1,012,710
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,581,520
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	612,366
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,143,292
		37,167,515
Escrowed/Pre-Refunded - 2.5%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,598
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (b)	500,000	491,212
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (b)	5,000,000	4,798,957
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	500,000	510,242
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,892,632
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029 (Escrowed to Maturity)	2,825,000	3,120,049
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030 (Escrowed to Maturity)	2,975,000	3,337,679
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (b)	1,050,000	919,811
		15,091,180
General Obligations - 47.0%
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,795,000	1,439,700
Anaheim Calif City Sch Dist 0% 8/1/2029 (b)	875,000	786,334
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2031 (e)	1,015,000	1,095,410
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Inc Insured) (b)	1,125,000	1,098,677
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	180,000	186,664
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	240,000	252,395
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	240,000	255,180
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	290,000	310,280
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	347,827
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	545,000	579,907
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	4,600,000	4,801,308
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	2,410,000	2,582,595
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	5,075,000	5,463,891
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	6,670,000	7,140,230
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	1,150,000	1,235,321
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (d)	5,000,000	5,339,948
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	3,000,000	3,187,116
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,520,000	1,584,851
California Community Choice Financing Authority Series 2025B, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	450,000	480,477
California Community Choice Financing Authority Series 2025B, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	650,000	698,136
California Community Choice Financing Authority Series 2025B, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,550,000	1,666,595
California Community Choice Financing Authority Series 2025D, 5% 7/1/2031 (Global Atlantic Fin Co Guaranteed)	3,890,000	4,093,953
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,766,645
California St Pub Wks Brd Lse 5% 8/1/2026	6,255,000	6,405,051
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,438,810
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,437,435
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,767,130
California St Pub Wks Brd Lse Series 2021 D, 4% 11/1/2026	2,905,000	2,960,890
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,778,441
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	4,078,824
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,573,494
California St Pub Wks Brd Lse Series B, 5% 10/1/2026	325,000	334,246
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (b)	740,000	691,834
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	5,000,000	4,507,238
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (b)	1,240,000	1,183,869
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (b)	1,000,000	864,830
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (b)	1,625,000	1,401,950
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,170,000	939,689
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (b)	3,995,000	3,597,113
Long Beach CA Uni Sch Dist Series D 1, 0% 8/1/2029 (b)	1,915,000	1,646,811
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2029	1,925,000	2,141,228
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2030	2,025,000	2,293,721
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2025	1,500,000	1,510,527
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,814,147
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,596,768
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,998,204
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,777,126
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	449,922
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,167,199
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,441,367
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,517,446
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,587,510
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (b)	545,000	427,424
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (b)	5,000,000	4,384,836
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,099,781
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,025,000	978,971
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (b)	2,065,000	1,970,778
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,915,000	3,564,809
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,762,939
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	960,550
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Inc Insured)	1,895,000	1,700,886
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,400,000	1,352,973
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (b)	965,000	821,100
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (b)	1,015,000	919,576
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (b)	800,000	619,911
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,442,685
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (b)	1,905,000	1,816,361
Poway CA Unified Sch Dist 0% 8/1/2026 (b)	2,145,000	2,099,925
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (b)	1,800,000	1,620,727
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,235,000	1,850,343
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Inc Insured)	1,100,000	1,116,209
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Inc Insured)	350,000	360,797
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Inc Insured)	625,000	654,302
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Inc Insured)	250,000	264,982
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,447,424
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,913,829
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,416,812
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	3,017,070
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,756,867
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Inc Insured) (b)	1,455,000	1,394,309
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series B, 5% 10/15/2025	1,605,000	1,610,544
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,380,370
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,500,000	3,156,286
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	6,750,000	6,316,229
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	3,505,000	3,431,675
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	7,945,000	7,432,233
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	300,000	281,686
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	1,000,000	1,059,461
State of California Gen. Oblig. 3% 10/1/2032	790,000	773,036
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,615,995
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,425,840
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	2,002,135
State of California Gen. Oblig. 5% 11/1/2026	2,000,000	2,066,923
State of California Gen. Oblig. 5% 11/1/2028	11,690,000	12,709,550
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,196,728
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,342,128
State of California Gen. Oblig. 5% 3/1/2030	2,000,000	2,229,469
State of California Gen. Oblig. 5% 3/1/2031	2,000,000	2,262,658
State of California Gen. Oblig. 5% 3/1/2032	5,500,000	6,279,045
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,875,049
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,628,017
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,590,471
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,546,662
State of California Gen. Oblig. 5% 9/1/2034	5,335,000	6,161,675
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,052,622
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	5,170,000	5,305,416
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	530,000	503,528
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Inc Insured)	600,000	618,587
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Inc Insured)	650,000	670,137
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	380,432
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	903,316
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,690,321
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	567,593
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	368,936
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	341,954
West Contra Costa Unified School District Series 2024A, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	300,000	317,026
West Contra Costa Unified School District Series 2024A, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	715,000	759,848
West Contra Costa Unified School District Series 2024A, 4% 8/1/2031 (Build America Mutual Assurance Co Insured)	765,000	812,714
West Contra Costa Unified School District Series 2024A, 4% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,061,179
West Contra Costa Unified School District Series 2024A, 4% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,587,455
		281,348,365
Health Care - 11.0%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	477,240
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2025	675,000	678,331
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2025	500,000	502,111
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	309,413
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	212,269
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	257,844
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	636,808
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	4,735,000	5,335,554
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2026	1,000,000	1,019,088
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	287,816
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (d)	12,985,000	12,979,164
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,518,970
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (d)	5,625,000	5,851,878
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	5,000,000	5,618,685
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Guaranteed)	2,000,000	2,050,253
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2026 (California Mortgage Insurance Guaranteed)	360,000	366,795
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Guaranteed)	350,000	366,311
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,078,186
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,277,048
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	118,158
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	506,190
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	661,790
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Guaranteed)	275,000	282,104
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5% 11/1/2025	745,000	745,803
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2025	630,000	630,026
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	717,269
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	375,594
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	319,365
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	265,685
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	214,852
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	227,007
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	341,366
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2025	390,000	390,168
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,191,254
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	574,960
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 4% (f)(g)	38,222	0
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	8,132	0
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2026	380,000	384,026
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	617,329
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	444,808
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	663,483
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	471,411
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	450,000	484,283
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	985,333
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,368,550
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,399,069
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2025	1,010,000	1,011,540
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2026	500,000	503,152
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,047,518
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	946,499
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,117,123
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2026	250,000	253,692
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2027	375,000	388,786
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2028	400,000	422,316
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2029	350,000	374,681
		66,268,954
Housing - 2.9%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (d)	4,000,000	4,031,590
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (d)	2,500,000	2,507,300
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (d)	2,000,000	2,121,854
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	5,750,000	5,759,475
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (d)	3,000,000	3,008,245
		17,428,464
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	315,441
Other - 2.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,043,003
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	7,665,000	7,103,654
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,086,420
		12,233,077
Special Tax - 1.6%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd E Frank & Poppy Proj.) Series 2015, 5% 9/1/2027	150,000	150,000
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 4% 9/1/2025	1,915,000	1,915,086
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Inc Insured)	3,610,000	3,699,819
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,241,833
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	918,632
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	530,139
		9,455,509
Synthetics - 0.2%
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 2.88% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (d)(h)	1,000,000	1,000,000
Tobacco Bonds - 0.2%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	507,104
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	516,655
		1,023,759
Transportation - 5.5%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (d)	11,900,000	11,591,688
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (d)	1,785,000	1,786,068
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (d)	7,300,000	7,289,731
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	7,000,000	7,131,142
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	378,015
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	802,161
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	870,399
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	753,708
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,479,360
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,124,967
		33,207,239
Water & Sewer - 5.8%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2026	1,000,000	1,031,187
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,058,305
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,085,025
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	256,000
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	268,636
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (b)	1,850,000	1,776,563
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030 (e)	6,000,000	6,467,789
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	455,000	494,663
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	50,000	55,322
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,216,738
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	190,987
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	25,628
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	655,000	683,980
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2032	265,000	293,873
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	135,000	151,222
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2034	255,000	282,357
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	1,500,000	1,657,383
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2029	3,000,000	3,261,516
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (b)	11,165,000	10,910,963
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2025	750,000	751,445
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026	1,000,000	1,027,389
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027	1,000,000	1,054,952
		35,001,923
TOTAL CALIFORNIA		573,738,664
Guam - 0.6%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2029	2,750,000	2,915,529
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	430,000	464,312
		3,379,841
TOTAL GUAM		3,379,841
Puerto Rico - 0.7%
General Obligations - 0.0%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	200,000	206,797
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	101,304
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,081,208
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,083,266
		2,265,778
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (c)	1,500,000	1,547,237
TOTAL PUERTO RICO		4,019,812
Virgin Islands - 0.2%
Transportation - 0.2%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,010,000	1,116,019
TOTAL MUNICIPAL SECURITIES (Cost $580,937,238)		582,254,336

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $19,938,856)	3.18	19,930,884	19,938,856

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $600,876,094)	602,193,192
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,855,125)
NET ASSETS - 100.0%	599,338,067

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,797,522 or 0.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	10,529,333	97,182,277	87,772,754	229,385	-	-	19,938,856	19,930,884	1.4%
Total	10,529,333	97,182,277	87,772,754	229,385	-	-	19,938,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	64,197,238	-	64,197,238	-
Electric Utilities	37,167,515	-	37,167,515	-
Escrowed/Pre-Refunded	15,091,180	-	15,091,180	-
General Obligations	281,555,162	-	281,555,162	-
Health Care	68,534,732	-	68,534,732	-
Housing	17,428,464	-	17,428,464	-
Lease Revenue	315,441	-	315,441	-
Other	12,233,077	-	12,233,077	-
Special Tax	12,835,350	-	12,835,350	-
Synthetics	1,000,000	-	1,000,000	-
Tobacco Bonds	1,023,759	-	1,023,759	-
Transportation	34,323,258	-	34,323,258	-
Water & Sewer	36,549,160	-	36,549,160	-

Money Market Funds	19,938,856	19,938,856	-	-
Total Investments in Securities:	602,193,192	19,938,856	582,254,336	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $580,937,238)	$582,254,336
Fidelity Central Funds (cost $19,938,856)	19,938,856

Total Investment in Securities (cost $600,876,094)		$602,193,192
Cash		83,035
Receivable for fund shares sold		390,078
Interest receivable		5,941,943
Distributions receivable from Fidelity Central Funds		35,303
Other receivables		10
Total assets		608,643,561
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,533,015
Payable for fund shares redeemed	1,291,785
Distributions payable	336,005
Accrued management fee	97,561
Other affiliated payables	47,128
Total liabilities		9,305,494
Net Assets		$599,338,067
Net Assets consist of:
Paid in capital		$606,511,796
Total accumulated earnings (loss)		(7,173,729)
Net Assets		$599,338,067
Net Asset Value, offering price and redemption price per share ($599,338,067 ÷ 57,009,912 shares)		$10.51
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$6,799,903
Income from Fidelity Central Funds		229,385
Total income		7,029,288
Expenses
Management fee	$563,342
Transfer agent fees	280,258
Independent trustees' fees and expenses	644
Total expenses before reductions	844,244
Expense reductions	(8)
Total expenses after reductions		844,236
Net Investment income (loss)		6,185,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(175,799)
Total net realized gain (loss)		(175,799)
Change in net unrealized appreciation (depreciation) on investment securities		6,530,477
Net gain (loss)		6,354,678
Net increase (decrease) in net assets resulting from operations		$12,539,730
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,185,052	$10,513,022
Net realized gain (loss)	(175,799)	(365,431)
Change in net unrealized appreciation (depreciation)	6,530,477	5,224,419
Net increase (decrease) in net assets resulting from operations	12,539,730	15,372,010
Distributions to shareholders	(6,169,012)	(10,545,650)

Share transactions
Proceeds from sales of shares	117,473,984	176,174,113
Reinvestment of distributions	4,300,513	7,275,509
Cost of shares redeemed	(82,495,079)	(145,232,016)

Net increase (decrease) in net assets resulting from share transactions	39,279,418	38,217,606
Total increase (decrease) in net assets	45,650,136	43,043,966

Net Assets
Beginning of period	553,687,931	510,643,965
End of period	$599,338,067	$553,687,931

Other Information
Shares
Sold	11,308,894	17,045,558
Issued in reinvestment of distributions	414,088	705,617
Redeemed	(7,980,276)	(14,083,191)
Net increase (decrease)	3,742,706	3,667,984

Financial Highlights
Fidelity® California Limited Term Tax-Free Bond Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.30	$10.12	$10.50	$10.81	$10.87
Income from Investment Operations
Net investment income (loss) B,C	.114	.208	.179	.143	.132	.157
Net realized and unrealized gain (loss)	.120	.090	.180	(.380)	(.309)	(.040)
Total from investment operations	.234	.298	.359	(.237)	(.177)	.117
Distributions from net investment income	(.114)	(.207)	(.179)	(.143)	(.132)	(.157)
Distributions from net realized gain	-	(.001)	-	-	(.001)	(.020)
Total distributions	(.114)	(.208)	(.179)	(.143)	(.133)	(.177)
Net asset value, end of period	$10.51	$10.39	$10.30	$10.12	$10.50	$10.81
Total Return D,E	2.27%	2.93%	3.58%	(2.26)%	(1.66)%	1.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.30%	.32%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.30 % H	.30%	.30%	.35%	.35%	.35%
Expenses net of all reductions, if any	.30% H	.30%	.30%	.35%	.35%	.35%
Net investment income (loss)	2.18% H	2.01%	1.76%	1.41%	1.23%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$599,338	$553,688	$510,644	$570,838	$704,785	$775,453
Portfolio turnover rate I	15 % H	15%	23%	23%	18%	19%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,437,061
Gross unrealized depreciation	(3,990,583)
Net unrealized appreciation (depreciation)	$1,446,478
Tax cost	$600,746,714

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,429,299)
Long-term	(7,002,475)
Total capital loss carryforward	$(8,431,774)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	83,087,344	41,155,585
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain other expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Limited Term Tax-Free Bond Fund	16,536,877	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817080.119
CSI-SANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025